Securities - Amortized Cost and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	$ 275,734,000	$ 275,379,000
Gross Unrealized Gains	566,000	1,226,000
Gross Unrealized Losses	(1,681,000)	(584,000)
Available-for-sale securities, at fair value	274,619,000	276,021,000
Held-to-maturity Securities [Abstract]
Held-to-maturity, Amortized Cost	35,505,000	42,130,000
Gross Unrealized Gains	142,000	374,000
Gross Unrealized Losses	(803,000)	(508,000)
Held-to-maturity, fair value (in dollars)	34,844,000	41,996,000
Additional Information Abstract
Sale of available for sale securities	0	109,444,000	$ 19,179,000
Available-for-sale Securities, Gross Realized Gain (Loss)		772,000
Impairment loss realized in consolidated statements of income	0
US Treasury and Government [Member]
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	118,272,000	90,032,000
Gross Unrealized Gains	17,000	3,000
Gross Unrealized Losses	(403,000)	(85,000)
Available-for-sale securities, at fair value	117,886,000	89,950,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	99,876,000	129,752,000
Gross Unrealized Gains	452,000	1,137,000
Gross Unrealized Losses	(430,000)	(184,000)
Available-for-sale securities, at fair value	99,898,000	130,705,000
Held-to-maturity Securities [Abstract]
Held-to-maturity, Amortized Cost	14,358,000	15,002,000
Gross Unrealized Gains	140,000	320,000
Gross Unrealized Losses	(267,000)	(143,000)
Held-to-maturity, fair value (in dollars)	14,231,000	15,179,000
Collateralized Mortgage Backed Securities [Member]
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	42,379,000	51,569,000
Gross Unrealized Gains	96,000	74,000
Gross Unrealized Losses	(563,000)	(314,000)
Available-for-sale securities, at fair value	41,912,000	51,329,000
Held-to-maturity Securities [Abstract]
Held-to-maturity, Amortized Cost	21,147,000	27,128,000
Gross Unrealized Gains	2,000	54,000
Gross Unrealized Losses	(536,000)	(365,000)
Held-to-maturity, fair value (in dollars)	20,613,000	26,817,000
Corporate debt securities
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	3,788,000	3,790,000
Gross Unrealized Gains	1,000	4,000
Gross Unrealized Losses	(14,000)	(1,000)
Available-for-sale securities, at fair value	3,775,000	3,793,000
Obligations of municipal subdivisions
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	236,000	236,000
Gross Unrealized Gains		8,000
Gross Unrealized Losses	(1,000)
Available-for-sale securities, at fair value	235,000	$ 244,000
CRA qualified investment fund
Available-for-sale Securities [Abstract]
Available-for-sale, Amortized Cost	11,183,000
Gross Unrealized Losses	(270,000)
Available-for-sale securities, at fair value	$ 10,913,000